Financial risk management - Capital risk management (Details)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Financial Instruments [Abstract]
Retained cash flow ratio	6.60%	9.20%
Gearing ratio	65.00%	63.00%
Interest cover ratio	4.5	4.1